Consolidated Balance Sheets (Parentheticals) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 27, 2016	Jun. 27, 2016	Jun. 26, 2016	Feb. 12, 2016	Oct. 02, 2015	Oct. 01, 2015
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.001	$ 0.0001	$ 0.0001	$ 0.000001	$ 0.0001	$ 0.001
Common stock, shares authorized (in shares)	100,000,000	20,000,000	20,000,000	100,000,000	100,000,000	100,000,000,000		20,000,000	10,000,000
Common stock, shares issued (in shares)	8,307,915	7,613,338	7,613,338
Common stock, shares outstanding (in shares)	8,307,915	6,613,338	6,613,338
Treasury stock, par value	$ 0.001	$ 0.001	$ 0.001
Treasury stock, shares (in shares)	1,000,000	1,000,000	1,000,000